Commitments and Contingencies - Management Fees (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Management Fees for the year ending
2015	$ 4,840
2016	4,999
2017	5,135
2018	5,289
2019	5,448
Thereafter	5,627
Total	$ 31,338